Segment Information - Summary of Products and Services (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	₩ 15,012,645	₩ 14,483,603	₩ 12,492,642
Banking service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	9,266,168	8,132,794	7,550,348
Securities service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	1,126,925	1,675,977	1,448,409
Non-life insurance service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	1,423,684	1,285,593	1,027,269
Credit card service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	1,781,135	1,773,989	1,538,230
Life insurance service
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	501,983	631,065	237,416
Others
Operating Revenes From External Customers For Each Service [line Items]
Operating Revenues From External Customers	₩ 912,750	₩ 984,185	₩ 690,970